Organization and Business Operations (Details Narrative)																						3 Months Ended		6 Months Ended				9 Months Ended			12 Months Ended
	Jul. 25, 2022 USD ($) shares	Apr. 19, 2022 USD ($)	Apr. 19, 2022 SGD ($)	Apr. 15, 2022 USD ($)	Apr. 15, 2022 SGD ($)	Mar. 02, 2022 USD ($)	Mar. 02, 2022 SGD ($)	Nov. 24, 2021 USD ($) $ / shares shares	Oct. 25, 2021 USD ($) shares	Aug. 02, 2021 USD ($)	Aug. 02, 2021 SGD ($)	Jul. 31, 2021 USD ($) shares	Jul. 24, 2021 USD ($) shares	Jul. 24, 2021 SGD ($) shares	Jun. 14, 2021 shares	Jun. 08, 2021 USD ($) shares	Apr. 12, 2021 USD ($) shares	Feb. 05, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Dec. 01, 2019 USD ($)	Oct. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 SGD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Apr. 30, 2022	Apr. 11, 2022	Aug. 03, 2021	Nov. 04, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock sold on transaction								$ 100
Cash																						$ 265,852						$ 300,000					$ 193,546
Working capital												218,797													218,797	218,797							1,408,615
Transaction cost								5,876,815
Cash payments of underwriting commissions								1,725,000
Deferred underwriting commissions								3,018,750				$ 247,920													$ 247,920	$ 247,920
Other offering costs								649,588
Purchase option fair value								483,477
Subscription of ordinary shares								25,000
Proceeds from sale of equity								87,114,830
Number of shares issued | shares												1,437,500
Number of shares issued for the period												$ 25,000																					$ 86,250,000
Ordinary shares, outstanding | shares												2,156,250										2,448,500			2,156,250	2,156,250							2,448,500
Working deficit																						$ 1,706,946											$ 1,408,615
Proceeds from IPO								87,114,830														86,250,000											86,250,000
Revenue
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH LIMITED																						$ 201,012	$ (45,587)		$ (8,377)	$ (8,377)							(1,762,838)
EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash																								$ 200,000				$ 300,000
Number of shares issued | shares	500,000												999,999	999,999		1								1,000,000				500,000	500,000
Number of shares issued for the period	$ 500,000												$ 8.00			$ 1.00																			$ 35,112
Ordinary shares, outstanding | shares																								1,000,000				1,500,000						1,000,000	1,000,000
Initial consideration														$ 1.0							$ 2,748,931
Revenue																								$ 5,095,060			$ 5,158,102	$ 7,406,428		$ 7,851,727				$ 10,544,550	$ 8,875,379
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH LIMITED																								$ (1,637,793)			$ 1,308,417	$ (2,378,122)		$ 994,632				$ 864,829	$ 175,575
EUDA Health Limited [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue																															$ 40,100,000	$ 20,100,000
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH LIMITED																															$ 10,100,000	$ 3,600,000
EUDA Health Limited [Member] | First Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares																								1,000,000				1,000,000	1,000,000
Share price | $ / shares																								$ 15.00				$ 15.00
EUDA Health Limited [Member] | Second Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares																								1,000,000				1,000,000	1,000,000
Share price | $ / shares																								$ 20.00				$ 20.00
EUDA Health Limited [Member] | SEMA Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial consideration							$ 1.0
EUDA Health Limited [Member] | Second Amendment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares																								1,400,000				1,400,000	1,400,000
Initial consideration																								$ 140,000,000				$ 140,000,000
Share price | $ / shares																								$ 10.00				$ 10.00
Founder Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares															15,000
Underwriters [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deferred underwriting commissions								3,018,750
Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares									718,750
Number of shares issued for the period									$ 12,500
Ordinary shares, outstanding | shares									2,156,250
Sponsor [Member] | Founder Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares																	1,437,500	1,437,500	1,437,500	1,437,500
Number of shares issued for the period																	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Share price | $ / shares																		$ 0.017	$ 0.017	$ 0.017
Director [Member] | Founder Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares															15,000
Seller [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares																												1,000,000	1,000,000
Other Investee [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																						33.30%														33.30%
Other Investee [Member] | Chief Executive Officer [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																						10.00%														10.00%
Kent Ridge Healthcare Singapore Private Limited [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage													100.00%	100.00%
Initial consideration														$ 1.0
Kent Ridge Healthcare Singapore Private Limited [Member] | EUDA Health Limited [Member] | Sales and Purchase of Shares Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																											100.00%			100.00%
Initial consideration																								$ 1.0					$ 1.0
Kent Ridge Healthcare Singapore Private Limited [Member] | EUDA Health Limited [Member] | EUDA PL Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																											100.00%			100.00%
Initial consideration																								$ 1.0					$ 1.0
Kent Ridge Healthcare Singapore Private Limited [Member] | EUDA Health Limited [Member] | SEMA Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																											100.00%			100.00%
K R H P L [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage													100.00%	100.00%
Initial consideration													$ 1.0
Super Gateway Group Limited [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage										100.00%	100.00%
Initial consideration										$ 1.0	$ 1.0
Singapore Emergency Medical Assistance Private Limited [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																																						100.00%
SEMA Agreement [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage						100.00%	100.00%
Initial consideration						$ 1.0	$ 1.0
UG Digitech Private Limited [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																																							98.30%
UG Digital Sdn. Bhd. [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																																			60.00%				60.00%
Kent Ridge Health Private Limited [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																																							26.00%
KR Digital Pte Ltd [Member] | Chief Executive Officer [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage				100.00%	100.00%
Initial consideration				$ 1	$ 1
KR Digital Pte Ltd [Member] | Kelvin Chen [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage		100.00%	100.00%
Initial consideration		$ 1	$ 1
Watermark Developments Limited [Member] | Meng Dong [Member] | EUDA Health Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest ownership percentage																																					33.30%
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock sold on transaction								$ 86,250,000
Sale of stock, shares issued | shares								8,625,000
Share price | $ / shares								$ 10.00
Deferred underwriting commissions																						$ 5,876,815											5,876,815
Other offering costs																						649,588											649,588
Purchase option fair value																						$ 483,477											$ 483,477
IPO [Member] | Underwriters [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock sold on transaction								$ 86,250,000
Sale of stock, shares issued | shares								8,625,000
Share price | $ / shares								$ 10.00
Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock sold on transaction								$ 2,922,500
Sale of stock, shares issued | shares								292,250
Share price | $ / shares								$ 10.00
Unit Purchase Option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock sold on transaction								$ 100